Income Taxes - Schedule of Deferred Tax Assets (Details) (10 K) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal tax loss carry-forward	$ 12,705	$ 10,174
U.S. State tax loss carry-forward	1,052	766
U.S. federal capital loss carry-forward
Equity based compensation	7,764	3,117
Fixed assets, intangible assets and goodwill	2,224	496
Long-term investments	969	870
Total deferred tax assets	24,714	15,423
Less: valuation allowance	(24,714)	(15,423)
Net deferred tax asset